June 3, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:          Vanguard Variable Insurance Funds (the Trust)

                File No. 33-32216

Commissioners:

Enclosed is Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are: (1) to disclose that the Vanguard Variable Insurance Fund Conservative Allocation and Moderate Allocation Portfolios, each a series of the Trust, now allocate a portion of their bond exposure to foreign bonds through investment in a new underlying fund, Vanguard Total International Bond Index Fund; and (2) to effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of August 12, 2013, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment. Thank you.

Sincerely,

Barry A. Mendelson

Principal and Senior Counsel

The Vanguard Group, Inc.

cc: Rebecca Marquigny, Esq.

      U.S. Securities & Exchange Commission